Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000209798
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  In the Fund’s benchmark index, eight of the 11 industry sectors posted modest to strong gains. Technology stocks, by far the largest weighting, contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—energy, health care, and consumer staples—posted declines but had a relatively modest impact on overall returns because of their lower weightings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	FTSE US Choice Index	FTSE USA Index
2/7/2019	$10,300	$10,302	$10,316
5/31/2019	$10,254	$10,258	$10,241
8/31/2019	$10,985	$10,991	$10,929
11/30/2019	$11,962	$11,975	$11,802
2/29/2020	$11,404	$11,420	$11,188
5/31/2020	$11,849	$11,865	$11,617
8/31/2020	$14,041	$14,066	$13,527
11/30/2020	$14,545	$14,574	$14,119
2/28/2021	$15,325	$15,358	$14,932
5/31/2021	$16,793	$16,835	$16,433
8/31/2021	$18,400	$18,457	$17,758
11/30/2021	$18,654	$18,718	$17,903
2/28/2022	$17,336	$17,398	$17,066
5/31/2022	$15,967	$16,031	$16,045
8/31/2022	$15,404	$15,472	$15,451
11/30/2022	$15,698	$15,772	$15,962
2/28/2023	$15,466	$15,540	$15,635
5/31/2023	$16,631	$16,718	$16,519
8/31/2023	$17,982	$18,083	$17,903
11/30/2023	$18,432	$18,536	$18,255
2/29/2024	$20,781	$20,905	$20,443
5/31/2024	$21,351	$21,484	$21,176
8/31/2024	$23,002	$23,153	$22,785
11/30/2024	$24,752	$24,926	$24,509
2/28/2025	$24,492	$24,671	$24,257
5/31/2025	$24,402	$24,591	$24,226
8/31/2025	$26,837	$27,052	$26,554

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	16.67%	13.83%	16.24%
FTSE US Choice Index	16.84%	13.97%	16.38%
FTSE USA Index	16.55%	14.44%	16.05%

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,426,000,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 376,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$24,426
Number of Portfolio Holdings	416
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$376

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.0%
Consumer Discretionary	16.4%
Consumer Staples	3.8%
Energy	0.0%
Financials	10.5%
Health Care	9.5%
Industrials	7.6%
Real Estate	2.4%
Technology	45.8%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012204
Shareholder Report [Line Items]
Fund Name	FTSE Social Index Fund
Class Name	Institutional Shares
Trading Symbol	VFTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  In the Fund’s benchmark index, eight of the 11 industry sectors posted modest to strong gains. Technology stocks, by far the largest weighting, contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—energy, health care, and consumer staples—posted declines but had a relatively modest impact on overall returns because of their lower weightings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	FTSE US Choice Index	FTSE USA Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,259,100	$5,259,888	$5,280,969
2016	$4,816,581	$4,815,867	$4,909,461
2016	$5,265,961	$5,267,296	$5,369,953
2016	$5,504,486	$5,506,099	$5,593,905
2016	$5,607,870	$5,612,438	$5,697,595
2017	$6,093,172	$6,098,148	$6,160,259
2017	$6,251,858	$6,260,554	$6,321,473
2017	$6,479,799	$6,487,524	$6,516,908
2017	$7,011,261	$7,021,033	$7,008,408
2018	$7,223,633	$7,237,932	$7,223,927
2018	$7,277,064	$7,292,933	$7,242,400
2018	$7,862,831	$7,881,805	$7,793,439
2018	$7,508,056	$7,524,991	$7,437,915
2019	$7,637,232	$7,657,176	$7,559,374
2019	$7,601,699	$7,624,414	$7,504,227
2019	$8,144,525	$8,168,975	$8,008,658
2019	$8,871,910	$8,900,179	$8,648,052
2020	$8,458,605	$8,487,890	$8,198,647
2020	$8,787,290	$8,818,824	$8,512,678
2020	$10,413,885	$10,454,711	$9,912,057
2020	$10,788,386	$10,832,174	$10,346,070
2021	$11,365,926	$11,414,936	$10,941,738
2021	$12,454,388	$12,512,690	$12,041,788
2021	$13,651,369	$13,717,959	$13,012,523
2021	$13,840,324	$13,912,211	$13,118,590
2022	$12,861,099	$12,930,837	$12,505,224
2022	$11,848,665	$11,914,804	$11,757,387
2022	$11,432,377	$11,499,815	$11,322,367
2022	$11,650,686	$11,722,652	$11,696,306
2023	$11,476,414	$11,550,420	$11,456,796
2023	$12,338,473	$12,425,603	$12,105,002
2023	$13,343,033	$13,440,504	$13,118,891
2023	$13,677,853	$13,776,900	$13,376,741
2024	$15,420,077	$15,537,922	$14,980,371
2024	$15,847,516	$15,968,048	$15,517,535
2024	$17,072,349	$17,208,381	$16,696,132
2024	$18,371,753	$18,526,261	$17,959,388
2025	$18,179,263	$18,336,713	$17,775,218
2025	$18,119,869	$18,276,983	$17,752,527
2025	$19,928,426	$20,106,771	$19,458,542

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	16.73%	13.86%	14.83%
FTSE US Choice Index	16.84%	13.97%	14.93%
FTSE USA Index	16.55%	14.44%	14.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,426,000,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 376,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$24,426
Number of Portfolio Holdings	416
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$376

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.0%
Consumer Discretionary	16.4%
Consumer Staples	3.8%
Energy	0.0%
Financials	10.5%
Health Care	9.5%
Industrials	7.6%
Real Estate	2.4%
Technology	45.8%
Telecommunications	2.5%
Utilities	0.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012206
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	ETF Shares
Trading Symbol	VAW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Materials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Newmont (+42%), CRH (+26%), and Corteva (+31%) contributed most to the return of the Fund’s benchmark. They accounted for about 15% of the index at the end of the reporting period and increased the return by 4.5 percentage points.

  Dow (–51%), LyondellBasell Industries (–38%), and International Flavors & Fragrances (–34%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of materials stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,495	$10,493	$10,534
2016	$9,592	$9,594	$9,733
2016	$11,002	$11,007	$10,673
2016	$11,583	$11,590	$11,148
2016	$12,163	$12,178	$11,407
2017	$12,869	$12,880	$12,297
2017	$12,980	$12,994	$12,566
2017	$13,559	$13,578	$12,938
2017	$14,744	$14,745	$13,950
2018	$14,768	$14,774	$14,292
2018	$14,632	$14,641	$14,455
2018	$14,903	$14,915	$15,562
2018	$13,487	$13,496	$14,721
2019	$13,814	$13,826	$15,015
2019	$12,969	$12,985	$14,814
2019	$13,900	$13,931	$15,768
2019	$14,901	$14,937	$17,010
2020	$13,055	$13,089	$16,036
2020	$13,678	$13,717	$16,501
2020	$15,584	$15,633	$19,154
2020	$17,668	$17,729	$20,263
2021	$18,692	$18,760	$21,748
2021	$22,385	$22,472	$23,808
2021	$21,973	$22,065	$25,588
2021	$21,736	$21,833	$25,714
2022	$21,814	$21,919	$24,506
2022	$22,381	$22,494	$22,992
2022	$19,873	$19,976	$22,185
2022	$21,757	$21,878	$22,926
2023	$21,939	$22,061	$22,551
2023	$19,998	$20,115	$23,496
2023	$22,275	$22,412	$25,516
2023	$22,120	$22,262	$25,861
2024	$23,783	$23,943	$29,011
2024	$24,943	$25,115	$30,015
2024	$25,634	$25,817	$32,189
2024	$26,445	$26,641	$34,783
2025	$24,610	$24,797	$34,117
2025	$23,974	$24,161	$33,915
2025	$26,291	$26,502	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.57%	11.03%	10.15%
ETF Shares Market Price	2.68%	11.02%	10.15%
MSCI U.S. Investable Market Materials 25/50 Index	2.65%	11.13%	10.24%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,121,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 78,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,121
Number of Portfolio Holdings	112
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$78

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Chemicals	54.0%
Construction Materials	11.9%
Containers & Packaging	11.7%
Metals & Mining	21.5%
Paper & Forest Products	0.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012205
Shareholder Report [Line Items]
Fund Name	Materials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Materials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Newmont (+42%), CRH (+26%), and Corteva (+31%) contributed most to the return of the Fund’s benchmark. They accounted for about 15% of the index at the end of the reporting period and increased the return by 4.5 percentage points.

  Dow (–51%), LyondellBasell Industries (–38%), and International Flavors & Fragrances (–34%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of materials stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,914	$104,927	$105,344
2016	$95,912	$95,935	$97,332
2016	$109,989	$110,065	$106,732
2016	$115,801	$115,896	$111,482
2016	$121,607	$121,783	$114,072
2017	$128,662	$128,803	$122,966
2017	$129,761	$129,940	$125,655
2017	$135,554	$135,785	$129,381
2017	$147,391	$147,452	$139,505
2018	$147,625	$147,740	$142,918
2018	$146,272	$146,408	$144,546
2018	$148,992	$149,145	$155,622
2018	$134,813	$134,961	$147,212
2019	$138,064	$138,258	$150,154
2019	$129,629	$129,848	$148,140
2019	$138,943	$139,307	$157,677
2019	$148,950	$149,368	$170,096
2020	$130,506	$130,891	$160,357
2020	$136,737	$137,170	$165,010
2020	$155,807	$156,325	$191,541
2020	$176,666	$177,294	$202,632
2021	$186,911	$187,602	$217,480
2021	$223,847	$224,723	$238,081
2021	$219,752	$220,655	$255,877
2021	$217,384	$218,332	$257,140
2022	$218,168	$219,187	$245,060
2022	$223,851	$224,940	$229,922
2022	$198,746	$199,761	$221,850
2022	$217,620	$218,776	$229,264
2023	$219,397	$220,611	$225,513
2023	$200,003	$201,146	$234,961
2023	$222,794	$224,123	$255,158
2023	$221,243	$222,625	$258,612
2024	$237,893	$239,430	$290,108
2024	$249,499	$251,153	$300,146
2024	$256,406	$258,167	$321,885
2024	$264,533	$266,408	$347,827
2025	$246,168	$247,966	$341,170
2025	$239,809	$241,613	$339,154
2025	$262,993	$265,017	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	2.57%	11.04%	10.15%
MSCI U.S. Investable Market Materials 25/50 Index	2.65%	11.13%	10.24%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,121,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 78,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,121
Number of Portfolio Holdings	112
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$78

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Chemicals	54.0%
Construction Materials	11.9%
Containers & Packaging	11.7%
Metals & Mining	21.5%
Paper & Forest Products	0.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012209
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	ETF Shares
Trading Symbol	VOX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Meta Platforms (+42%), Alphabet (+31%), and Netflix (+72%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 39% of the index at the end of the reporting period and added 17 percentage points to the return.

  Trade Desk (–48%), Comcast (–11%), and Omnicom (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,416	$10,412	$10,534
2016	$10,927	$10,927	$9,733
2016	$11,503	$11,508	$10,673
2016	$11,914	$11,908	$11,148
2016	$11,867	$11,858	$11,407
2017	$12,439	$12,431	$12,297
2017	$12,064	$12,052	$12,566
2017	$12,106	$12,089	$12,938
2017	$11,987	$11,968	$13,950
2018	$11,481	$11,446	$14,292
2018	$10,996	$10,957	$14,455
2018	$11,683	$11,645	$15,562
2018	$10,935	$10,904	$14,721
2019	$11,132	$11,084	$15,015
2019	$11,341	$11,296	$14,814
2019	$11,854	$11,809	$15,768
2019	$12,548	$12,505	$17,010
2020	$12,191	$12,150	$16,036
2020	$12,781	$12,741	$16,501
2020	$14,835	$14,789	$19,154
2020	$15,858	$15,810	$20,263
2021	$17,717	$17,668	$21,748
2021	$19,123	$19,075	$23,808
2021	$20,732	$20,680	$25,588
2021	$18,397	$18,355	$25,714
2022	$16,690	$16,654	$24,506
2022	$14,394	$14,367	$22,992
2022	$13,141	$13,118	$22,185
2022	$12,432	$12,412	$22,926
2023	$12,746	$12,722	$22,551
2023	$14,277	$14,243	$23,496
2023	$15,436	$15,385	$25,516
2023	$15,847	$15,784	$25,861
2024	$18,179	$18,107	$29,011
2024	$19,057	$18,984	$30,015
2024	$19,854	$19,780	$32,189
2024	$22,246	$22,151	$34,783
2025	$23,018	$22,924	$34,117
2025	$22,932	$22,836	$33,915
2025	$25,973	$25,839	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.82%	11.85%	10.02%
ETF Shares Market Price	30.95%	11.85%	10.02%
Communication Services Spliced Index	30.63%	11.81%	9.96%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,853,000,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$5,853
Number of Portfolio Holdings	124
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Diversified Telecommunication Services	11.1%
Entertainment	21.6%
Interactive Media & Services	49.8%
Media	13.7%
Other	0.0%
Wireless Telecommunication Services	3.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012208
Shareholder Report [Line Items]
Fund Name	Communication Services Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Meta Platforms (+42%), Alphabet (+31%), and Netflix (+72%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 39% of the index at the end of the reporting period and added 17 percentage points to the return.

  Trade Desk (–48%), Comcast (–11%), and Omnicom (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,142	$104,119	$105,344
2016	$109,254	$109,268	$97,332
2016	$115,009	$115,079	$106,732
2016	$119,145	$119,081	$111,482
2016	$118,648	$118,577	$114,072
2017	$124,375	$124,314	$122,966
2017	$120,631	$120,524	$125,655
2017	$121,058	$120,895	$129,381
2017	$119,853	$119,681	$139,505
2018	$114,780	$114,461	$142,918
2018	$109,951	$109,567	$144,546
2018	$116,844	$116,454	$155,622
2018	$109,356	$109,039	$147,212
2019	$111,344	$110,842	$150,154
2019	$113,424	$112,960	$148,140
2019	$118,551	$118,092	$157,677
2019	$125,483	$125,045	$170,096
2020	$121,928	$121,503	$160,357
2020	$127,825	$127,406	$165,010
2020	$148,380	$147,889	$191,541
2020	$158,613	$158,096	$202,632
2021	$177,202	$176,678	$217,480
2021	$191,273	$190,747	$238,081
2021	$207,370	$206,803	$255,877
2021	$184,000	$183,548	$257,140
2022	$166,912	$166,545	$245,060
2022	$143,969	$143,666	$229,922
2022	$131,454	$131,184	$221,850
2022	$124,366	$124,125	$229,264
2023	$127,485	$127,221	$225,513
2023	$142,784	$142,430	$234,961
2023	$154,373	$153,854	$255,158
2023	$158,500	$157,844	$258,612
2024	$181,819	$181,070	$290,108
2024	$190,614	$189,843	$300,146
2024	$198,592	$197,796	$321,885
2024	$222,514	$221,514	$347,827
2025	$230,241	$229,238	$341,170
2025	$229,366	$228,360	$339,154
2025	$259,805	$258,390	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	30.82%	11.85%	10.02%
Communication Services Spliced Index	30.63%	11.81%	9.96%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,853,000,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$5,853
Number of Portfolio Holdings	124
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Diversified Telecommunication Services	11.1%
Entertainment	21.6%
Interactive Media & Services	49.8%
Media	13.7%
Other	0.0%
Wireless Telecommunication Services	3.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012210
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Investor Shares
Trading Symbol	VWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  For the benchmark index, eight of the 11 industry sectors posted gains. Information technology, which was by far the largest sector by market weighting, outperformed the index as a whole. Other index heavyweights, including communication services and consumer discretionary, outperformed the benchmark as well. Health care, real estate, and consumer staples finished in negative territory.

  Compared with its benchmark index, the Fund’s positioning in communication services and consumer staples boosted relative performance the most, more than offsetting an overweight to health care and an underweight to information technology, which both detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,534	$10,622	$10,527
2016	$9,667	$9,878	$9,725
2016	$10,372	$10,650	$10,660
2016	$10,689	$11,054	$11,134
2016	$10,422	$11,070	$11,394
2017	$11,197	$12,066	$12,278
2017	$12,045	$12,809	$12,542
2017	$12,746	$13,355	$12,920
2017	$13,644	$14,480	$13,933
2018	$14,590	$15,217	$14,271
2018	$14,995	$15,502	$14,435
2018	$16,269	$16,992	$15,538
2018	$15,187	$15,724	$14,699
2019	$15,777	$16,224	$14,984
2019	$15,785	$16,338	$14,784
2019	$16,871	$17,718	$15,729
2019	$17,965	$19,028	$16,958
2020	$18,115	$18,675	$15,998
2020	$20,670	$20,627	$16,456
2020	$26,658	$25,574	$19,065
2020	$27,818	$25,953	$20,169
2021	$29,697	$26,940	$21,678
2021	$29,982	$28,862	$23,691
2021	$33,995	$32,869	$25,417
2021	$33,683	$33,921	$25,511
2022	$27,252	$30,321	$24,265
2022	$22,304	$27,058	$22,745
2022	$21,986	$26,605	$21,926
2022	$21,537	$26,581	$22,640
2023	$21,531	$26,276	$22,267
2023	$24,340	$29,641	$23,182
2023	$26,425	$32,441	$25,160
2023	$27,305	$33,537	$25,498
2024	$31,768	$38,344	$28,635
2024	$32,189	$39,601	$29,599
2024	$34,620	$42,418	$31,744
2024	$38,066	$46,295	$34,310
2025	$37,711	$45,916	$33,647
2025	$38,428	$46,580	$33,451
2025	$42,578	$51,995	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	22.99%	9.82%	15.59%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 49,256,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 57,181,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$49,256
Number of Portfolio Holdings	112
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$57,181

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	16.2%
Consumer Discretionary	15.2%
Consumer Staples	1.4%
Financials	7.8%
Health Care	6.3%
Industrials	4.9%
Information Technology	44.1%
Materials	0.2%
Real Estate	1.3%
Utilities	0.4%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012211
Shareholder Report [Line Items]
Fund Name	U.S. Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  For the benchmark index, eight of the 11 industry sectors posted gains. Information technology, which was by far the largest sector by market weighting, outperformed the index as a whole. Other index heavyweights, including communication services and consumer discretionary, outperformed the benchmark as well. Health care, real estate, and consumer staples finished in negative territory.

  Compared with its benchmark index, the Fund’s positioning in communication services and consumer staples boosted relative performance the most, more than offsetting an overweight to health care and an underweight to information technology, which both detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$52,693	$53,111	$52,633
2016	$48,361	$49,389	$48,623
2016	$51,918	$53,252	$53,301
2016	$53,513	$55,271	$55,670
2016	$52,191	$55,349	$56,968
2017	$56,090	$60,329	$61,390
2017	$60,371	$64,045	$62,712
2017	$63,905	$66,776	$64,602
2017	$68,429	$72,400	$69,664
2018	$73,190	$76,083	$71,356
2018	$75,249	$77,510	$72,174
2018	$81,656	$84,958	$77,691
2018	$76,245	$78,619	$73,493
2019	$79,224	$81,121	$74,920
2019	$79,280	$81,690	$73,922
2019	$84,758	$88,588	$78,646
2019	$90,268	$95,138	$84,792
2020	$91,051	$93,376	$79,991
2020	$103,916	$103,136	$82,280
2020	$134,064	$127,869	$95,323
2020	$139,928	$129,767	$100,843
2021	$149,410	$134,700	$108,390
2021	$150,870	$144,312	$118,457
2021	$171,125	$164,343	$127,083
2021	$169,596	$169,607	$127,555
2022	$137,246	$151,604	$121,324
2022	$112,362	$135,290	$113,727
2022	$110,783	$133,026	$109,632
2022	$108,558	$132,905	$113,201
2023	$108,540	$131,380	$111,334
2023	$122,733	$148,206	$115,911
2023	$133,272	$162,206	$125,799
2023	$137,753	$167,684	$127,491
2024	$160,317	$191,722	$143,176
2024	$162,462	$198,006	$147,993
2024	$174,790	$212,090	$158,721
2024	$192,238	$231,476	$171,548
2025	$190,497	$229,582	$168,237
2025	$194,160	$232,898	$167,257
2025	$215,175	$259,974	$183,921

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	23.10%	9.92%	15.71%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 49,256,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 57,181,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$49,256
Number of Portfolio Holdings	112
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$57,181

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	16.2%
Consumer Discretionary	15.2%
Consumer Staples	1.4%
Financials	7.8%
Health Care	6.3%
Industrials	4.9%
Information Technology	44.1%
Materials	0.2%
Real Estate	1.3%
Utilities	0.4%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012213
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	ETF Shares
Trading Symbol	VPU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Constellation Energy (+58%), Vistra (+123%), and Entergy (+50%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for about 14% of the index’s weighting at the end of the reporting period and added about 7.1 percentage points to the return.

  NextEra Energy (–8%), Edison International (–32%), and PG&E (–22%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,250	$10,246	$10,534
2016	$11,155	$11,152	$9,733
2016	$12,027	$12,027	$10,673
2016	$12,140	$12,146	$11,148
2016	$11,747	$11,755	$11,407
2017	$13,071	$13,077	$12,297
2017	$13,685	$13,694	$12,566
2017	$14,116	$14,128	$12,938
2017	$14,713	$14,726	$13,950
2018	$12,860	$12,875	$14,292
2018	$13,663	$13,683	$14,455
2018	$14,406	$14,429	$15,562
2018	$15,081	$15,109	$14,721
2019	$15,571	$15,601	$15,015
2019	$16,007	$16,042	$14,814
2019	$17,312	$17,353	$15,768
2019	$17,495	$17,542	$17,010
2020	$17,223	$17,276	$16,036
2020	$16,676	$16,731	$16,501
2020	$16,605	$16,664	$19,154
2020	$17,744	$17,811	$20,263
2021	$16,739	$16,809	$21,748
2021	$18,718	$18,799	$23,808
2021	$19,792	$19,886	$25,588
2021	$19,210	$19,308	$25,714
2022	$19,935	$20,042	$24,506
2022	$21,870	$21,996	$22,992
2022	$22,004	$22,140	$22,185
2022	$21,440	$21,579	$22,926
2023	$19,715	$19,846	$22,551
2023	$19,733	$19,874	$23,496
2023	$19,198	$19,340	$25,516
2023	$19,203	$19,346	$25,861
2024	$19,289	$19,440	$29,011
2024	$22,763	$22,948	$30,015
2024	$24,057	$24,257	$32,189
2024	$26,280	$26,505	$34,783
2025	$25,379	$25,602	$34,117
2025	$26,411	$26,646	$33,915
2025	$27,447	$27,697	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.09%	10.57%	10.62%
ETF Shares Market Price	14.00%	10.55%	10.62%
MSCI U.S. Investable Market Utilities 25/50 Index	14.18%	10.70%	10.72%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,251,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 174,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,251
Number of Portfolio Holdings	72
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$174

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Electric Utilities	60.5%
Gas Utilities	4.6%
Independent Power and Renewable Electricity Producers	6.9%
Multi-Utilities	24.2%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012212
Shareholder Report [Line Items]
Fund Name	Utilities Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Constellation Energy (+58%), Vistra (+123%), and Entergy (+50%) were the top contributors to the return of the Fund’s benchmark over the 12 months. They accounted for about 14% of the index’s weighting at the end of the reporting period and added about 7.1 percentage points to the return.

  NextEra Energy (–8%), Edison International (–32%), and PG&E (–22%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$102,503	$102,461	$105,344
2016	$111,561	$111,521	$97,332
2016	$120,282	$120,274	$106,732
2016	$121,423	$121,457	$111,482
2016	$117,475	$117,546	$114,072
2017	$130,688	$130,770	$122,966
2017	$136,826	$136,941	$125,655
2017	$141,143	$141,282	$129,381
2017	$147,089	$147,264	$139,505
2018	$128,580	$128,748	$142,918
2018	$136,620	$136,828	$144,546
2018	$144,026	$144,288	$155,622
2018	$150,786	$151,092	$147,212
2019	$155,682	$156,010	$150,154
2019	$160,058	$160,421	$148,140
2019	$173,103	$173,528	$157,677
2019	$174,941	$175,416	$170,096
2020	$172,248	$172,758	$160,357
2020	$166,780	$167,306	$165,010
2020	$166,086	$166,644	$191,541
2020	$177,480	$178,114	$202,632
2021	$167,459	$168,087	$217,480
2021	$187,249	$187,995	$238,081
2021	$198,008	$198,859	$255,877
2021	$192,224	$193,080	$257,140
2022	$199,482	$200,424	$245,060
2022	$218,867	$219,960	$229,922
2022	$220,219	$221,401	$221,850
2022	$214,600	$215,790	$229,264
2023	$197,310	$198,458	$225,513
2023	$197,542	$198,739	$234,961
2023	$192,196	$193,397	$255,158
2023	$192,205	$193,463	$258,612
2024	$193,076	$194,397	$290,108
2024	$227,852	$229,477	$300,146
2024	$240,793	$242,573	$321,885
2024	$263,037	$265,051	$347,827
2025	$254,023	$256,019	$341,170
2025	$264,373	$266,457	$339,154
2025	$274,729	$276,973	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	14.09%	10.59%	10.63%
MSCI U.S. Investable Market Utilities 25/50 Index	14.18%	10.70%	10.72%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,251,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 174,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,251
Number of Portfolio Holdings	72
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$174

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Electric Utilities	60.5%
Gas Utilities	4.6%
Independent Power and Renewable Electricity Producers	6.9%
Multi-Utilities	24.2%
Water Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012215
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	ETF Shares
Trading Symbol	VCR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Tesla (+56%) and Amazon (+28%) contributed the most to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 36% of the index’s weighting at the end of the reporting period and increased the return by 13 percentage points. Booking Holdings (+44%) and Royal Caribbean (+123%) were the next largest contributors.

  Chipotle Mexican Grill (–25%), NIKE (–5%), and Starbucks (–4%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,556	$10,557	$10,534
2016	$9,782	$9,784	$9,733
2016	$10,421	$10,426	$10,673
2016	$10,684	$10,692	$11,148
2016	$10,942	$10,952	$11,407
2017	$11,584	$11,595	$12,297
2017	$12,223	$12,237	$12,566
2017	$12,159	$12,175	$12,938
2017	$13,168	$13,187	$13,950
2018	$14,055	$14,077	$14,292
2018	$14,308	$14,332	$14,455
2018	$15,712	$15,747	$15,562
2018	$14,452	$14,483	$14,721
2019	$14,712	$14,746	$15,015
2019	$14,645	$14,683	$14,814
2019	$15,690	$15,733	$15,768
2019	$16,287	$16,334	$17,010
2020	$15,666	$15,713	$16,036
2020	$16,902	$16,960	$16,501
2020	$21,964	$22,044	$19,154
2020	$23,632	$23,718	$20,263
2021	$25,680	$25,773	$21,748
2021	$27,579	$27,688	$23,808
2021	$29,078	$29,201	$25,588
2021	$31,049	$31,186	$25,714
2022	$27,033	$27,157	$24,506
2022	$23,427	$23,540	$22,992
2022	$23,521	$23,637	$22,185
2022	$22,611	$22,729	$22,926
2023	$22,760	$22,880	$22,551
2023	$23,384	$23,510	$23,496
2023	$26,520	$26,667	$25,516
2023	$26,394	$26,544	$25,861
2024	$29,369	$29,544	$29,011
2024	$28,352	$28,525	$30,015
2024	$29,937	$30,125	$32,189
2024	$35,139	$35,367	$34,783
2025	$33,554	$33,778	$34,117
2025	$33,418	$33,652	$33,915
2025	$36,294	$36,555	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.23%	10.57%	13.76%
ETF Shares Market Price	21.39%	10.55%	13.75%
Consumer Discretionary Spliced Index	21.34%	10.64%	13.84%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 7,016,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 139,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$7,016
Number of Portfolio Holdings	295
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$139

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Automobile Components	2.2%
Automobiles	16.6%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	2.0%
Hotels, Restaurants & Leisure	22.5%
Household Durables	5.3%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012214
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Tesla (+56%) and Amazon (+28%) contributed the most to the return of the Fund’s benchmark over the 12 months. They accounted for roughly 36% of the index’s weighting at the end of the reporting period and increased the return by 13 percentage points. Booking Holdings (+44%) and Royal Caribbean (+123%) were the next largest contributors.

  Chipotle Mexican Grill (–25%), NIKE (–5%), and Starbucks (–4%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$105,565	$105,572	$105,344
2016	$97,818	$97,840	$97,332
2016	$104,222	$104,259	$106,732
2016	$106,833	$106,922	$111,482
2016	$109,425	$109,517	$114,072
2017	$115,847	$115,951	$122,966
2017	$122,229	$122,370	$125,655
2017	$121,590	$121,746	$129,381
2017	$131,697	$131,866	$139,505
2018	$140,559	$140,766	$142,918
2018	$143,087	$143,325	$144,546
2018	$157,137	$157,468	$155,622
2018	$144,519	$144,831	$147,212
2019	$147,122	$147,457	$150,154
2019	$146,459	$146,828	$148,140
2019	$156,918	$157,333	$157,677
2019	$162,884	$163,336	$170,096
2020	$156,666	$157,133	$160,357
2020	$169,057	$169,603	$165,010
2020	$219,694	$220,440	$191,541
2020	$236,360	$237,184	$202,632
2021	$256,842	$257,732	$217,480
2021	$275,840	$276,883	$238,081
2021	$290,845	$292,008	$255,877
2021	$310,552	$311,856	$257,140
2022	$270,374	$271,567	$245,060
2022	$234,301	$235,405	$229,922
2022	$235,253	$236,372	$221,850
2022	$226,179	$227,292	$229,264
2023	$227,653	$228,800	$225,513
2023	$233,894	$235,105	$234,961
2023	$265,239	$266,666	$255,158
2023	$263,990	$265,438	$258,612
2024	$293,769	$295,436	$290,108
2024	$283,590	$285,245	$300,146
2024	$299,460	$301,250	$321,885
2024	$351,472	$353,674	$347,827
2025	$335,629	$337,782	$341,170
2025	$334,265	$336,521	$339,154
2025	$363,033	$365,549	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	21.23%	10.57%	13.76%
Consumer Discretionary Spliced Index	21.34%	10.64%	13.84%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 7,016,000,000
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 139,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$7,016
Number of Portfolio Holdings	295
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$139

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Automobile Components	2.2%
Automobiles	16.6%
Broadline Retail	25.1%
Distributors	0.8%
Diversified Consumer Services	2.0%
Hotels, Restaurants & Leisure	22.5%
Household Durables	5.3%
Leisure Products	0.9%
Specialty Retail	20.5%
Textiles, Apparel & Luxury Goods	4.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012217
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	ETF Shares
Trading Symbol	VDC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Walmart (+27%), Philip Morris (+41%), Costco (+6%), and Altria (+35%) contributed the most to the return of the Fund’s benchmark. They accounted for nearly 34% of the index at the end of the reporting period and increased the return by 6.9 percentage points.

  Target (–35%), Procter & Gamble (–6%), and Colgate-Palmolive (–19%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of consumer staples stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,469	$10,466	$10,534
2016	$10,752	$10,751	$9,733
2016	$11,253	$11,256	$10,673
2016	$11,736	$11,742	$11,148
2016	$11,027	$11,033	$11,407
2017	$12,049	$12,058	$12,297
2017	$12,424	$12,437	$12,566
2017	$12,068	$12,083	$12,938
2017	$12,479	$12,498	$13,950
2018	$11,994	$12,013	$14,292
2018	$11,346	$11,366	$14,455
2018	$12,382	$12,406	$15,562
2018	$12,907	$12,936	$14,721
2019	$12,637	$12,668	$15,015
2019	$12,836	$12,871	$14,814
2019	$14,020	$14,062	$15,768
2019	$14,420	$14,466	$17,010
2020	$13,533	$13,579	$16,036
2020	$13,939	$13,992	$16,501
2020	$15,564	$15,626	$19,154
2020	$16,089	$16,158	$20,263
2021	$15,628	$15,700	$21,748
2021	$17,525	$17,610	$23,808
2021	$17,900	$17,993	$25,588
2021	$17,558	$17,654	$25,714
2022	$18,712	$18,820	$24,506
2022	$18,576	$18,685	$22,992
2022	$18,406	$18,519	$22,185
2022	$19,604	$19,729	$22,926
2023	$18,512	$18,629	$22,551
2023	$18,843	$18,964	$23,496
2023	$19,262	$19,388	$25,516
2023	$18,789	$18,916	$25,861
2024	$20,159	$20,299	$29,011
2024	$21,015	$21,163	$30,015
2024	$22,381	$22,542	$32,189
2024	$23,142	$23,313	$34,783
2025	$23,385	$23,563	$34,117
2025	$23,489	$23,673	$33,915
2025	$23,049	$23,225	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.99%	8.17%	8.71%
ETF Shares Market Price	3.05%	8.15%	8.71%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	3.03%	8.25%	8.79%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 8,817,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 178,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,817
Number of Portfolio Holdings	112
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$178

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Beverages	18.6%
Consumer Staples Distribution & Retail	36.6%
Food Products	14.9%
Household Products	16.9%
Personal Care Products	3.6%
Tobacco	8.7%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012216
Shareholder Report [Line Items]
Fund Name	Consumer Staples Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Walmart (+27%), Philip Morris (+41%), Costco (+6%), and Altria (+35%) contributed the most to the return of the Fund’s benchmark. They accounted for nearly 34% of the index at the end of the reporting period and increased the return by 6.9 percentage points.

  Target (–35%), Procter & Gamble (–6%), and Colgate-Palmolive (–19%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of consumer staples stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$104,691	$104,657	$105,344
2016	$107,521	$107,508	$97,332
2016	$112,545	$112,556	$106,732
2016	$117,372	$117,420	$111,482
2016	$110,269	$110,332	$114,072
2017	$120,488	$120,583	$122,966
2017	$124,234	$124,366	$125,655
2017	$120,674	$120,826	$129,381
2017	$124,782	$124,977	$139,505
2018	$119,926	$120,134	$142,918
2018	$113,450	$113,665	$144,546
2018	$123,803	$124,065	$155,622
2018	$129,055	$129,356	$147,212
2019	$126,361	$126,680	$150,154
2019	$128,360	$128,713	$148,140
2019	$140,198	$140,623	$157,677
2019	$144,199	$144,665	$170,096
2020	$135,326	$135,794	$160,357
2020	$139,409	$139,916	$165,010
2020	$155,660	$156,264	$191,541
2020	$160,910	$161,582	$202,632
2021	$156,312	$156,996	$217,480
2021	$175,297	$176,103	$238,081
2021	$179,071	$179,933	$255,877
2021	$175,643	$176,539	$257,140
2022	$187,195	$188,196	$245,060
2022	$185,838	$186,849	$229,922
2022	$184,175	$185,189	$221,850
2022	$196,163	$197,285	$229,264
2023	$185,222	$186,294	$225,513
2023	$188,541	$189,640	$234,961
2023	$192,745	$193,878	$255,158
2023	$188,009	$189,164	$258,612
2024	$201,730	$202,994	$290,108
2024	$210,295	$211,633	$300,146
2024	$223,952	$225,424	$321,885
2024	$231,582	$233,127	$347,827
2025	$234,000	$235,628	$341,170
2025	$235,057	$236,731	$339,154
2025	$230,639	$232,251	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	2.99%	8.18%	8.72%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	3.03%	8.25%	8.79%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 8,817,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 178,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,817
Number of Portfolio Holdings	112
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$178

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Beverages	18.6%
Consumer Staples Distribution & Retail	36.6%
Food Products	14.9%
Household Products	16.9%
Personal Care Products	3.6%
Tobacco	8.7%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012219
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	ETF Shares
Trading Symbol	VDE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Chevron (+13%), Williams Companies (+31%), and Cheniere Energy (+32%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 22% of the index at the end of the reporting period and increased the return by 3.4 percentage points.

  ConocoPhillips (–10%), Schlumbeger Limited (–14%), and ONEOK (–13%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of energy stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,265	$10,262	$10,534
2016	$8,591	$8,586	$9,733
2016	$10,303	$10,348	$10,673
2016	$10,582	$10,631	$11,148
2016	$11,573	$11,628	$11,407
2017	$11,083	$11,135	$12,297
2017	$10,162	$10,212	$12,566
2017	$9,783	$9,834	$12,938
2017	$10,925	$10,984	$13,950
2018	$10,596	$10,655	$14,292
2018	$12,274	$12,346	$14,455
2018	$12,138	$12,212	$15,562
2018	$10,636	$10,708	$14,721
2019	$10,500	$10,574	$15,015
2019	$9,477	$9,546	$14,814
2019	$9,183	$9,252	$15,768
2019	$9,387	$9,458	$17,010
2020	$7,551	$7,610	$16,036
2020	$6,437	$6,491	$16,501
2020	$6,072	$6,120	$19,154
2020	$6,398	$6,449	$20,263
2021	$8,650	$8,721	$21,748
2021	$9,542	$9,623	$23,808
2021	$8,991	$9,073	$25,588
2021	$10,244	$10,339	$25,714
2022	$13,291	$13,418	$24,506
2022	$16,550	$16,711	$22,992
2022	$15,650	$15,801	$22,185
2022	$17,831	$18,020	$22,926
2023	$16,473	$16,651	$22,551
2023	$15,092	$15,261	$23,496
2023	$17,920	$18,127	$25,516
2023	$17,157	$17,360	$25,861
2024	$17,544	$17,757	$29,011
2024	$19,211	$19,450	$30,015
2024	$18,883	$19,120	$32,189
2024	$20,056	$20,314	$34,783
2025	$19,077	$19,326	$34,117
2025	$17,348	$17,579	$33,915
2025	$19,415	$19,678	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.82%	26.17%	6.86%
ETF Shares Market Price	2.79%	26.15%	6.86%
MSCI U.S. Investable Market Energy 25/50 Index	2.92%	26.31%	7.00%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,004,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 184,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,004
Number of Portfolio Holdings	116
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$184

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	40.4%
Oil & Gas Drilling	0.9%
Oil & Gas Equipment & Services	9.3%
Oil & Gas Exploration & Production	22.7%
Oil & Gas Refining & Marketing	9.6%
Oil & Gas Storage & Transportation	15.5%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012218
Shareholder Report [Line Items]
Fund Name	Energy Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Chevron (+13%), Williams Companies (+31%), and Cheniere Energy (+32%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 22% of the index at the end of the reporting period and increased the return by 3.4 percentage points.

  ConocoPhillips (–10%), Schlumbeger Limited (–14%), and ONEOK (–13%) were the biggest detractors.

  The sizable gap between the returns of the broad stock market and those of energy stocks for the reporting period underscores the high risk of sector-focused investments. Such gaps, whether positive or negative for the investment, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$102,604	$102,615	$105,344
2016	$85,907	$85,863	$97,332
2016	$103,031	$103,476	$106,732
2016	$105,830	$106,311	$111,482
2016	$115,726	$116,279	$114,072
2017	$110,804	$111,350	$122,966
2017	$101,595	$102,117	$125,655
2017	$97,827	$98,338	$129,381
2017	$109,242	$109,841	$139,505
2018	$105,958	$106,551	$142,918
2018	$122,729	$123,459	$144,546
2018	$121,368	$122,121	$155,622
2018	$106,366	$107,083	$147,212
2019	$105,004	$105,737	$150,154
2019	$94,777	$95,464	$148,140
2019	$91,837	$92,524	$157,677
2019	$93,862	$94,582	$170,096
2020	$75,517	$76,097	$160,357
2020	$64,434	$64,908	$165,010
2020	$60,781	$61,195	$191,541
2020	$64,057	$64,486	$202,632
2021	$86,595	$87,205	$217,480
2021	$95,536	$96,229	$238,081
2021	$90,062	$90,735	$255,877
2021	$102,580	$103,391	$257,140
2022	$133,131	$134,179	$245,060
2022	$165,769	$167,115	$229,922
2022	$156,684	$158,009	$221,850
2022	$178,630	$180,204	$229,264
2023	$165,022	$166,511	$225,513
2023	$151,197	$152,613	$234,961
2023	$179,531	$181,270	$255,158
2023	$171,907	$173,597	$258,612
2024	$175,798	$177,575	$290,108
2024	$192,507	$194,497	$300,146
2024	$189,209	$191,196	$321,885
2024	$200,981	$203,136	$347,827
2025	$191,141	$193,263	$341,170
2025	$173,811	$175,789	$339,154
2025	$194,524	$196,781	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	2.81%	26.19%	6.88%
MSCI U.S. Investable Market Energy 25/50 Index	2.92%	26.31%	7.00%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,004,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 184,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,004
Number of Portfolio Holdings	116
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$184

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Coal & Consumable Fuels	0.9%
Integrated Oil & Gas	40.4%
Oil & Gas Drilling	0.9%
Oil & Gas Equipment & Services	9.3%
Oil & Gas Exploration & Production	22.7%
Oil & Gas Refining & Marketing	9.6%
Oil & Gas Storage & Transportation	15.5%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012221
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	ETF Shares
Trading Symbol	VFH
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  JPMorgan Chase (+37%), Visa (+28%), and Mastercard (+24%) were the top contributors to the return of the Fund’s benchmark. They accounted for 22% of the index at the end of the reporting period and added 6.1 percentage points to the return.

  Fiserv (–21%), Marsh & McLennan (–8%), and Global Payments (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,559	$10,563	$10,534
2016	$9,189	$9,193	$9,733
2016	$10,415	$10,423	$10,673
2016	$10,893	$10,904	$11,148
2016	$12,336	$12,353	$11,407
2017	$13,495	$13,516	$12,297
2017	$12,842	$12,864	$12,566
2017	$13,579	$13,606	$12,938
2017	$15,198	$15,233	$13,950
2018	$15,861	$15,900	$14,292
2018	$15,266	$15,307	$14,455
2018	$15,907	$15,954	$15,562
2018	$15,068	$15,116	$14,721
2019	$15,051	$15,100	$15,015
2019	$14,729	$14,782	$14,814
2019	$15,295	$15,351	$15,768
2019	$17,131	$17,199	$17,010
2020	$15,220	$15,282	$16,036
2020	$13,283	$13,348	$16,501
2020	$14,265	$14,335	$19,154
2020	$16,090	$16,169	$20,263
2021	$18,928	$19,027	$21,748
2021	$22,170	$22,292	$23,808
2021	$22,576	$22,708	$25,588
2021	$22,606	$22,744	$25,714
2022	$22,813	$22,957	$24,506
2022	$21,014	$21,153	$22,992
2022	$19,771	$19,904	$22,185
2022	$21,674	$21,818	$22,926
2023	$21,537	$21,682	$22,551
2023	$18,947	$19,077	$23,496
2023	$20,813	$20,964	$25,516
2023	$21,811	$21,973	$25,861
2024	$24,744	$24,935	$29,011
2024	$25,582	$25,786	$30,015
2024	$28,200	$28,431	$32,189
2024	$32,237	$32,512	$34,783
2025	$32,448	$32,729	$34,117
2025	$31,753	$32,032	$33,915
2025	$34,213	$34,522	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.32%	19.12%	13.09%
ETF Shares Market Price	21.29%	19.12%	13.09%
MSCI U.S. Investable Market Financials 25/50 Index	21.42%	19.22%	13.19%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 14,306,000,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 269,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$14,306
Number of Portfolio Holdings	417
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$269

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Banks	28.0%
Capital Markets	25.2%
Consumer Finance	5.1%
Financial Services	23.7%
Insurance	14.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012220
Shareholder Report [Line Items]
Fund Name	Financials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  JPMorgan Chase (+37%), Visa (+28%), and Mastercard (+24%) were the top contributors to the return of the Fund’s benchmark. They accounted for 22% of the index at the end of the reporting period and added 6.1 percentage points to the return.

  Fiserv (–21%), Marsh & McLennan (–8%), and Global Payments (–19%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$105,589	$105,630	$105,344
2016	$91,890	$91,934	$97,332
2016	$104,137	$104,230	$106,732
2016	$108,957	$109,045	$111,482
2016	$123,376	$123,532	$114,072
2017	$134,943	$135,161	$122,966
2017	$128,430	$128,636	$125,655
2017	$135,784	$136,059	$129,381
2017	$151,998	$152,327	$139,505
2018	$158,613	$158,995	$142,918
2018	$152,672	$153,068	$144,546
2018	$159,080	$159,542	$155,622
2018	$150,681	$151,155	$147,212
2019	$150,504	$151,002	$150,154
2019	$147,316	$147,818	$148,140
2019	$152,930	$153,512	$157,677
2019	$171,314	$171,989	$170,096
2020	$152,207	$152,824	$160,357
2020	$132,872	$133,478	$165,010
2020	$142,686	$143,351	$191,541
2020	$160,958	$161,688	$202,632
2021	$189,382	$190,269	$217,480
2021	$221,780	$222,919	$238,081
2021	$225,907	$227,084	$255,877
2021	$226,165	$227,439	$257,140
2022	$228,236	$229,569	$245,060
2022	$210,293	$211,531	$229,922
2022	$197,833	$199,041	$221,850
2022	$216,912	$218,179	$229,264
2023	$215,513	$216,816	$225,513
2023	$189,593	$190,769	$234,961
2023	$208,263	$209,638	$255,158
2023	$218,287	$219,733	$258,612
2024	$247,644	$249,348	$290,108
2024	$256,016	$257,861	$300,146
2024	$282,200	$284,313	$321,885
2024	$322,645	$325,120	$347,827
2025	$324,728	$327,293	$341,170
2025	$317,789	$320,325	$339,154
2025	$342,438	$345,221	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	21.35%	19.14%	13.10%
MSCI U.S. Investable Market Financials 25/50 Index	21.42%	19.22%	13.19%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 14,306,000,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 269,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$14,306
Number of Portfolio Holdings	417
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$269

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Banks	28.0%
Capital Markets	25.2%
Consumer Finance	5.1%
Financial Services	23.7%
Insurance	14.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	2.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012223
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	ETF Shares
Trading Symbol	VHT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  UnitedHealth Group (–47%), Eli Lilly (–23%), and Merck (–27%) detracted the most from the return of the Fund’s benchmark. They accounted for about 19% of the index at the end of the reporting period and decreased the return by 8.7 percentage points.

  Johnson & Johnson (+10%), Gilead Sciences (+48%), and AbbVie (+11%) were the top contributors.

  The sizable gap between the total returns of the broad stock market and health care stocks over the reporting period highlights the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,040	$10,037	$10,534
2016	$9,171	$9,168	$9,733
2016	$9,984	$9,984	$10,673
2016	$10,261	$10,262	$11,148
2016	$9,783	$9,786	$11,407
2017	$10,752	$10,757	$12,297
2017	$10,964	$10,971	$12,566
2017	$11,807	$11,817	$12,938
2017	$12,196	$12,209	$13,950
2018	$12,407	$12,422	$14,292
2018	$12,403	$12,419	$14,455
2018	$14,020	$14,041	$15,562
2018	$14,097	$14,120	$14,721
2019	$13,785	$13,811	$15,015
2019	$13,112	$13,136	$14,814
2019	$13,709	$13,738	$15,768
2019	$15,106	$15,138	$17,010
2020	$14,265	$14,298	$16,036
2020	$16,038	$16,074	$16,501
2020	$17,007	$17,048	$19,154
2020	$17,717	$17,763	$20,263
2021	$18,543	$18,595	$21,748
2021	$19,838	$19,899	$23,808
2021	$21,767	$21,839	$25,588
2021	$20,667	$20,740	$25,714
2022	$20,301	$20,378	$24,506
2022	$20,231	$20,311	$22,992
2022	$19,459	$19,541	$22,185
2022	$21,451	$21,549	$22,926
2023	$19,894	$19,985	$22,551
2023	$20,032	$20,129	$23,496
2023	$20,834	$20,940	$25,516
2023	$20,419	$20,527	$25,861
2024	$22,814	$22,939	$29,011
2024	$22,578	$22,709	$30,015
2024	$24,907	$25,057	$32,189
2024	$23,608	$23,756	$34,783
2025	$23,696	$23,851	$34,117
2025	$21,317	$21,462	$33,915
2025	$22,383	$22,540	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-10.13%	5.65%	8.39%
ETF Shares Market Price	-10.10%	5.64%	8.39%
MSCI U.S. Investable Market Health Care 25/50 Index	-10.05%	5.74%	8.47%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,558,000,000
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 388,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$17,558
Number of Portfolio Holdings	408
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$388

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Biotechnology	20.2%
Health Care Equipment & Supplies	22.5%
Health Care Providers & Services	17.3%
Health Care Technology	1.1%
Life Sciences Tools & Services	9.4%
Pharmaceuticals	25.9%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012222
Shareholder Report [Line Items]
Fund Name	Health Care Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  UnitedHealth Group (–47%), Eli Lilly (–23%), and Merck (–27%) detracted the most from the return of the Fund’s benchmark. They accounted for about 19% of the index at the end of the reporting period and decreased the return by 8.7 percentage points.

  Johnson & Johnson (+10%), Gilead Sciences (+48%), and AbbVie (+11%) were the top contributors.

  The sizable gap between the total returns of the broad stock market and health care stocks over the reporting period highlights the high risk of sector-focused investments. Such gaps, both positive and negative, are common.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$100,393	$100,369	$105,344
2016	$91,701	$91,682	$97,332
2016	$99,840	$99,836	$106,732
2016	$102,606	$102,621	$111,482
2016	$97,830	$97,862	$114,072
2017	$107,522	$107,574	$122,966
2017	$109,643	$109,706	$125,655
2017	$118,072	$118,172	$129,381
2017	$121,969	$122,092	$139,505
2018	$124,065	$124,224	$142,918
2018	$124,018	$124,192	$144,546
2018	$140,198	$140,407	$155,622
2018	$140,968	$141,200	$147,212
2019	$137,850	$138,111	$150,154
2019	$131,112	$131,364	$148,140
2019	$137,104	$137,376	$157,677
2019	$151,054	$151,379	$170,096
2020	$142,650	$142,980	$160,357
2020	$160,406	$160,745	$165,010
2020	$170,090	$170,478	$191,541
2020	$177,201	$177,631	$202,632
2021	$185,467	$185,948	$217,480
2021	$198,430	$198,994	$238,081
2021	$217,725	$218,394	$255,877
2021	$206,738	$207,405	$257,140
2022	$203,078	$203,777	$245,060
2022	$202,377	$203,113	$229,922
2022	$194,660	$195,413	$221,850
2022	$214,620	$215,486	$229,264
2023	$199,039	$199,854	$225,513
2023	$200,406	$201,285	$234,961
2023	$208,449	$209,395	$255,158
2023	$204,297	$205,273	$258,612
2024	$228,262	$229,394	$290,108
2024	$225,914	$227,087	$300,146
2024	$249,210	$250,572	$321,885
2024	$236,201	$237,562	$347,827
2025	$237,095	$238,510	$341,170
2025	$213,297	$214,617	$339,154
2025	$223,956	$225,395	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	-10.13%	5.66%	8.40%
MSCI U.S. Investable Market Health Care 25/50 Index	-10.05%	5.74%	8.47%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 17,558,000,000
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 388,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$17,558
Number of Portfolio Holdings	408
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$388

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Biotechnology	20.2%
Health Care Equipment & Supplies	22.5%
Health Care Providers & Services	17.3%
Health Care Technology	1.1%
Life Sciences Tools & Services	9.4%
Pharmaceuticals	25.9%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012225
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	ETF Shares
Trading Symbol	VIS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Industrials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  GE Vernova (+206%), GE Aerospace (+59%), and Boeing (+35%) contributed most to the return of the Fund’s benchmark. They accounted for about 10% of the index at the end of the reporting period and increased the return by 5.5 percentage points.

  United Parcel Service (–28%), Union Pacific (–11%), and Lockheed Martin (–18%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$10,683	$10,680	$10,534
2016	$10,095	$10,094	$9,733
2016	$10,981	$10,983	$10,673
2016	$11,578	$11,581	$11,148
2016	$12,407	$12,410	$11,407
2017	$13,107	$13,112	$12,297
2017	$13,366	$13,374	$12,566
2017	$13,610	$13,617	$12,938
2017	$14,902	$14,918	$13,950
2018	$15,198	$15,218	$14,292
2018	$14,973	$14,997	$14,455
2018	$15,707	$15,735	$15,562
2018	$14,682	$14,710	$14,721
2019	$15,450	$15,484	$15,015
2019	$14,743	$14,779	$14,814
2019	$15,592	$15,634	$15,768
2019	$16,976	$17,027	$17,010
2020	$15,326	$15,376	$16,036
2020	$14,197	$14,251	$16,501
2020	$16,364	$16,431	$19,154
2020	$18,681	$18,761	$20,263
2021	$19,782	$19,873	$21,748
2021	$22,602	$22,711	$23,808
2021	$22,486	$22,600	$25,588
2021	$22,015	$22,132	$25,714
2022	$21,510	$21,630	$24,506
2022	$20,247	$20,365	$22,992
2022	$20,097	$20,218	$22,185
2022	$21,907	$22,047	$22,926
2023	$22,130	$22,272	$22,551
2023	$21,322	$21,463	$23,496
2023	$24,114	$24,279	$25,516
2023	$23,913	$24,082	$25,861
2024	$27,364	$27,566	$29,011
2024	$28,105	$28,316	$30,015
2024	$29,777	$30,008	$32,189
2024	$32,962	$33,222	$34,783
2025	$30,783	$31,032	$34,117
2025	$32,088	$32,354	$33,915
2025	$34,741	$35,035	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.67%	16.25%	13.26%
ETF Shares Market Price	16.66%	16.23%	13.26%
MSCI U.S. Investable Market Industrials 25/50 Index	16.75%	16.35%	13.36%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,644,000,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$6,644
Number of Portfolio Holdings	390
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$126

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Aerospace & Defense	22.3%
Air Freight & Logistics	2.6%
Building Products	6.6%
Commercial Services & Supplies	7.1%
Construction & Engineering	3.7%
Electrical Equipment	10.4%
Ground Transportation	9.0%
Industrial Conglomerates	3.7%
Machinery	18.2%
Marine Transportation	0.1%
Passenger Airlines	2.0%
Professional Services	8.3%
Trading Companies & Distributors	5.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012224
Shareholder Report [Line Items]
Fund Name	Industrials Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Industrials Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  GE Vernova (+206%), GE Aerospace (+59%), and Boeing (+35%) contributed most to the return of the Fund’s benchmark. They accounted for about 10% of the index at the end of the reporting period and increased the return by 5.5 percentage points.

  United Parcel Service (–28%), Union Pacific (–11%), and Lockheed Martin (–18%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect the performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$106,818	$106,798	$105,344
2016	$100,952	$100,942	$97,332
2016	$109,800	$109,827	$106,732
2016	$115,771	$115,810	$111,482
2016	$124,054	$124,104	$114,072
2017	$131,043	$131,125	$122,966
2017	$133,654	$133,742	$125,655
2017	$136,088	$136,174	$129,381
2017	$149,008	$149,179	$139,505
2018	$151,969	$152,176	$142,918
2018	$149,726	$149,968	$144,546
2018	$157,058	$157,352	$155,622
2018	$146,798	$147,099	$147,212
2019	$154,473	$154,843	$150,154
2019	$147,411	$147,789	$148,140
2019	$155,885	$156,336	$157,677
2019	$169,743	$170,270	$170,096
2020	$153,243	$153,758	$160,357
2020	$141,981	$142,513	$165,010
2020	$163,655	$164,308	$191,541
2020	$186,841	$187,612	$202,632
2021	$197,870	$198,727	$217,480
2021	$226,064	$227,114	$238,081
2021	$224,912	$226,000	$255,877
2021	$220,196	$221,321	$257,140
2022	$215,165	$216,298	$245,060
2022	$202,515	$203,647	$229,922
2022	$201,025	$202,183	$221,850
2022	$219,164	$220,466	$229,264
2023	$221,364	$222,718	$225,513
2023	$213,265	$214,634	$234,961
2023	$241,214	$242,793	$255,158
2023	$239,203	$240,820	$258,612
2024	$273,756	$275,663	$290,108
2024	$281,152	$283,162	$300,146
2024	$297,876	$300,078	$321,885
2024	$329,747	$332,223	$347,827
2025	$307,954	$310,320	$341,170
2025	$320,999	$323,540	$339,154
2025	$347,521	$350,349	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	16.67%	16.25%	13.27%
MSCI U.S. Investable Market Industrials 25/50 Index	16.75%	16.35%	13.36%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,644,000,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 126,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$6,644
Number of Portfolio Holdings	390
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$126

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Aerospace & Defense	22.3%
Air Freight & Logistics	2.6%
Building Products	6.6%
Commercial Services & Supplies	7.1%
Construction & Engineering	3.7%
Electrical Equipment	10.4%
Ground Transportation	9.0%
Industrial Conglomerates	3.7%
Machinery	18.2%
Marine Transportation	0.1%
Passenger Airlines	2.0%
Professional Services	8.3%
Trading Companies & Distributors	5.5%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012227
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	ETF Shares
Trading Symbol	VGT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Information Technology Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  NVIDIA (+46%), Microsoft (+22%), and Broadcom (+85%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 35% of the index at the end of the reporting period and added about 14.6 percentage points to the return.

  Apple (+2%), Adobe (–38%), and Accenture (–23%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2015	$10,000	$10,000	$10,000
2015	$11,015	$11,017	$10,534
2016	$10,002	$10,006	$9,733
2016	$10,939	$10,946	$10,673
2016	$11,748	$11,759	$11,148
2016	$12,032	$12,046	$11,407
2017	$13,354	$13,373	$12,297
2017	$14,589	$14,614	$12,566
2017	$15,264	$15,293	$12,938
2017	$16,718	$16,754	$13,950
2018	$17,998	$18,039	$14,292
2018	$18,606	$18,653	$14,455
2018	$20,687	$20,746	$15,562
2018	$18,708	$18,765	$14,721
2019	$19,848	$19,911	$15,015
2019	$20,041	$20,110	$14,814
2019	$22,072	$22,157	$15,768
2019	$24,491	$24,592	$17,010
2020	$24,492	$24,599	$16,036
2020	$27,236	$27,374	$16,501
2020	$34,371	$34,561	$19,154
2020	$35,125	$35,331	$20,263
2021	$37,466	$37,697	$21,748
2021	$39,167	$39,420	$23,808
2021	$44,957	$45,255	$25,588
2021	$47,242	$47,566	$25,714
2022	$42,750	$43,061	$24,506
2022	$38,272	$38,568	$22,992
2022	$37,090	$37,388	$22,185
2022	$37,062	$37,370	$22,926
2023	$37,586	$37,902	$22,551
2023	$44,581	$44,968	$23,496
2023	$47,650	$48,075	$25,516
2023	$49,593	$49,988	$25,861
2024	$55,735	$56,191	$29,011
2024	$57,539	$58,023	$30,015
2024	$61,936	$62,472	$32,189
2024	$67,276	$67,876	$34,783
2025	$64,733	$65,320	$34,117
2025	$65,760	$66,372	$33,915
2025	$75,575	$76,301	$37,295

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.02%	17.07%	22.42%
ETF Shares Market Price	22.07%	17.06%	22.42%
Information Technology Spliced Index	22.14%	17.16%	22.53%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 117,049,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,044,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$117,049
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,044

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communications Equipment	3.8%
Electronic Equipment, Instruments & Components	5.6%
IT Services	5.2%
Other	0.0%
Semiconductors & Semiconductor Equipment	34.2%
Software	35.8%
Technology Hardware, Storage & Peripherals	15.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012226
Shareholder Report [Line Items]
Fund Name	Information Technology Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, Vanguard Information Technology Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  NVIDIA (+46%), Microsoft (+22%), and Broadcom (+85%) were the top contributors to the return of the Fund’s benchmark. They accounted for about 35% of the index at the end of the reporting period and added about 14.6 percentage points to the return.

  Apple (+2%), Adobe (–38%), and Accenture (–23%) were the biggest detractors.

  Sector-focused investments are high in risk, and the Fund’s shareholders should not expect its performance over the reporting period to persist. Periods of lower returns and falling share prices should be expected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2015	$100,000	$100,000	$100,000
2015	$110,147	$110,175	$105,344
2016	$100,036	$100,063	$97,332
2016	$109,401	$109,463	$106,732
2016	$117,488	$117,590	$111,482
2016	$120,329	$120,464	$114,072
2017	$133,557	$133,726	$122,966
2017	$145,912	$146,139	$125,655
2017	$152,660	$152,929	$129,381
2017	$167,211	$167,539	$139,505
2018	$180,008	$180,393	$142,918
2018	$186,086	$186,530	$144,546
2018	$206,913	$207,460	$155,622
2018	$187,116	$187,647	$147,212
2019	$198,506	$199,108	$150,154
2019	$200,452	$201,102	$148,140
2019	$220,769	$221,566	$157,677
2019	$244,979	$245,915	$170,096
2020	$244,978	$245,994	$160,357
2020	$272,501	$273,744	$165,010
2020	$343,909	$345,608	$191,541
2020	$351,437	$353,312	$202,632
2021	$374,866	$376,974	$217,480
2021	$391,915	$394,202	$238,081
2021	$449,852	$452,550	$255,877
2021	$472,702	$475,659	$257,140
2022	$427,741	$430,610	$245,060
2022	$382,943	$385,682	$229,922
2022	$371,126	$373,878	$221,850
2022	$370,855	$373,695	$229,264
2023	$376,052	$379,025	$225,513
2023	$446,056	$449,684	$234,961
2023	$476,771	$480,748	$255,158
2023	$496,216	$499,884	$258,612
2024	$557,676	$561,911	$290,108
2024	$575,731	$580,228	$300,146
2024	$619,708	$624,719	$321,885
2024	$673,151	$678,758	$347,827
2025	$647,702	$653,202	$341,170
2025	$657,985	$663,724	$339,154
2025	$756,186	$763,006	$372,954

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	22.02%	17.07%	22.42%
Information Technology Spliced Index	22.14%	17.16%	22.53%
MSCI US Investable Market 2500 Index	15.87%	14.26%	14.07%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 117,049,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,044,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$117,049
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$2,044

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communications Equipment	3.8%
Electronic Equipment, Instruments & Components	5.6%
IT Services	5.2%
Other	0.0%
Semiconductors & Semiconductor Equipment	34.2%
Software	35.8%
Technology Hardware, Storage & Peripherals	15.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012228
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Shares
Trading Symbol	VWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  By region, the Fund’s exposure to Europe—notably Denmark, Germany, the Netherlands, and the United Kingdom—weighed on performance relative to the benchmark index. In contrast, the Fund’s exposure to the United States, Singapore, India, Taiwan, and Japan added value.

  By industry sector, the Fund’s positioning in industrials, financials, and health care detracted the most from relative performance, offsetting the value added by security selection in communication services and consumer discretionary, in particular.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000
2015	$10,528	$10,041
2016	$9,322	$9,084
2016	$10,252	$9,936
2016	$10,895	$10,343
2016	$10,418	$10,088
2017	$11,315	$10,889
2017	$12,897	$11,804
2017	$13,992	$12,352
2017	$14,796	$12,930
2018	$15,617	$13,305
2018	$15,572	$13,007
2018	$15,527	$12,806
2018	$14,006	$11,938
2019	$14,742	$12,506
2019	$14,292	$12,253
2019	$14,816	$12,450
2019	$16,208	$13,343
2020	$16,233	$12,483
2020	$17,579	$11,884
2020	$22,757	$13,545
2020	$25,667	$14,677
2021	$27,959	$15,820
2021	$28,094	$17,041
2021	$29,559	$16,982
2021	$27,454	$16,089
2022	$23,046	$15,825
2022	$20,015	$15,000
2022	$18,760	$13,737
2022	$19,706	$14,250
2023	$19,982	$14,764
2023	$20,423	$14,869
2023	$20,601	$15,453
2023	$20,509	$15,652
2024	$22,263	$16,696
2024	$23,370	$17,446
2024	$24,014	$18,357
2024	$24,316	$17,784
2025	$25,195	$18,405
2025	$26,195	$19,952
2025	$27,409	$21,314

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	14.14%	3.79%	10.61%
MSCI All Country World Index ex USA Net	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 45,484,000,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 53,477,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$45,484
Number of Portfolio Holdings	125
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$53,477

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Asia	37.3%
Europe	45.6%
North America	11.9%
Oceania	1.4%
South America	2.4%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012229
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Admiral™ Shares
Trading Symbol	VWILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  By region, the Fund’s exposure to Europe—notably Denmark, Germany, the Netherlands, and the United Kingdom—weighed on performance relative to the benchmark index. In contrast, the Fund’s exposure to the United States, Singapore, India, Taiwan, and Japan added value.

  By industry sector, the Fund’s positioning in industrials, financials, and health care detracted the most from relative performance, offsetting the value added by security selection in communication services and consumer discretionary, in particular.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI All Country World Index ex USA Net
2015	$50,000	$50,000
2015	$52,655	$50,206
2016	$46,638	$45,418
2016	$51,296	$49,678
2016	$54,536	$51,713
2016	$52,169	$50,438
2017	$56,669	$54,446
2017	$64,619	$59,018
2017	$70,120	$61,759
2017	$74,176	$64,650
2018	$78,323	$66,523
2018	$78,135	$65,033
2018	$77,931	$64,029
2018	$70,322	$59,689
2019	$74,038	$62,532
2019	$71,798	$61,267
2019	$74,426	$62,251
2019	$81,460	$66,713
2020	$81,592	$62,416
2020	$88,402	$59,422
2020	$114,474	$67,724
2020	$129,139	$73,384
2021	$140,699	$79,099
2021	$141,420	$85,205
2021	$148,832	$84,908
2021	$138,288	$80,444
2022	$116,092	$79,124
2022	$100,864	$74,998
2022	$94,563	$68,687
2022	$99,375	$71,249
2023	$100,792	$73,820
2023	$103,039	$74,345
2023	$103,948	$77,267
2023	$103,519	$78,260
2024	$112,391	$83,482
2024	$118,027	$87,228
2024	$121,308	$91,785
2024	$122,874	$88,921
2025	$127,373	$92,025
2025	$132,435	$99,759
2025	$138,643	$106,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	14.29%	3.91%	10.74%
MSCI All Country World Index ex USA Net	15.42%	8.94%	7.33%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 45,484,000,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 53,477,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$45,484
Number of Portfolio Holdings	125
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$53,477

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Asia	37.3%
Europe	45.6%
North America	11.9%
Oceania	1.4%
South America	2.4%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055210
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	ETF Shares
Trading Symbol	MGC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Consumer discretionary, financials, and industrials were also among the top performers. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,636	$10,637	$10,527
2016	$9,929	$9,933	$9,725
2016	$10,817	$10,822	$10,660
2016	$11,261	$11,267	$11,134
2016	$11,469	$11,475	$11,394
2017	$12,423	$12,434	$12,278
2017	$12,761	$12,772	$12,542
2017	$13,177	$13,191	$12,920
2017	$14,194	$14,209	$13,933
2018	$14,676	$14,693	$14,271
2018	$14,665	$14,684	$14,435
2018	$15,845	$15,867	$15,538
2018	$15,203	$15,223	$14,699
2019	$15,384	$15,405	$14,984
2019	$15,291	$15,312	$14,784
2019	$16,362	$16,387	$15,729
2019	$17,688	$17,717	$16,958
2020	$16,822	$16,851	$15,998
2020	$17,600	$17,637	$16,456
2020	$20,639	$20,687	$19,065
2020	$21,292	$21,344	$20,169
2021	$22,375	$22,432	$21,678
2021	$24,688	$24,755	$23,691
2021	$26,818	$26,896	$25,417
2021	$27,155	$27,237	$25,511
2022	$25,814	$25,895	$24,265
2022	$24,209	$24,288	$22,745
2022	$23,308	$23,389	$21,926
2022	$24,034	$24,124	$22,640
2023	$23,430	$23,520	$22,267
2023	$25,323	$25,428	$23,182
2023	$27,455	$27,570	$25,160
2023	$28,149	$28,260	$25,498
2024	$31,599	$31,729	$28,635
2024	$32,846	$32,988	$29,599
2024	$35,402	$35,561	$31,744
2024	$37,826	$38,000	$34,310
2025	$37,743	$37,925	$33,647
2025	$37,619	$37,806	$33,451
2025	$41,404	$41,617	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.95%	14.94%	15.27%
ETF Shares Market Price	17.10%	14.94%	15.27%
CRSP US Mega Cap Index	17.03%	15.00%	15.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 8,552,000,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,552
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$147

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.9%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	2.4%
Financials	10.7%
Health Care	8.9%
Industrials	9.9%
Real Estate	1.0%
Technology	45.0%
Telecommunications	2.2%
Utilities	1.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055209
Shareholder Report [Line Items]
Fund Name	Mega Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with technology stocks contributing by far the most to performance. Consumer discretionary, financials, and industrials were also among the top performers. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,318,832	$5,318,629	$5,263,310
2016	$4,965,637	$4,966,269	$4,862,271
2016	$5,409,958	$5,411,088	$5,330,086
2016	$5,631,571	$5,633,407	$5,566,956
2016	$5,735,102	$5,737,690	$5,696,791
2017	$6,213,228	$6,216,766	$6,139,035
2017	$6,381,910	$6,386,178	$6,271,171
2017	$6,590,238	$6,595,601	$6,460,244
2017	$7,099,232	$7,104,610	$6,966,368
2018	$7,339,983	$7,346,476	$7,135,563
2018	$7,334,740	$7,341,795	$7,217,365
2018	$7,925,188	$7,933,347	$7,769,068
2018	$7,603,960	$7,611,470	$7,349,338
2019	$7,693,570	$7,702,297	$7,491,958
2019	$7,646,916	$7,655,901	$7,392,231
2019	$8,182,993	$8,193,354	$7,864,617
2019	$8,846,063	$8,858,491	$8,479,175
2020	$8,413,017	$8,425,645	$7,999,072
2020	$8,805,033	$8,818,609	$8,228,036
2020	$10,326,205	$10,343,725	$9,532,304
2020	$10,653,214	$10,671,944	$10,084,262
2021	$11,195,640	$11,215,891	$10,838,953
2021	$12,354,408	$12,377,413	$11,845,701
2021	$13,420,666	$13,447,995	$12,708,302
2021	$13,589,633	$13,618,561	$12,755,471
2022	$12,919,677	$12,947,302	$12,132,385
2022	$12,116,523	$12,144,063	$11,372,689
2022	$11,666,323	$11,694,357	$10,963,202
2022	$12,031,703	$12,062,168	$11,320,075
2023	$11,728,444	$11,760,148	$11,133,442
2023	$12,676,824	$12,713,965	$11,591,118
2023	$13,743,588	$13,785,073	$12,579,945
2023	$14,090,481	$14,129,911	$12,749,059
2024	$15,818,694	$15,864,510	$14,317,568
2024	$16,443,352	$16,494,026	$14,799,300
2024	$17,722,992	$17,780,382	$15,872,098
2024	$18,937,127	$19,000,075	$17,154,811
2025	$18,895,938	$18,962,277	$16,823,717
2025	$18,834,323	$18,903,084	$16,725,726
2025	$20,730,261	$20,808,488	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	16.97%	14.96%	15.28%
CRSP US Mega Cap Index	17.03%	15.00%	15.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 8,552,000,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 147,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$8,552
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$147

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.9%
Consumer Discretionary	14.2%
Consumer Staples	3.4%
Energy	2.4%
Financials	10.7%
Health Care	8.9%
Industrials	9.9%
Real Estate	1.0%
Technology	45.0%
Telecommunications	2.2%
Utilities	1.3%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055213
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	MGV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with financials, technology, and industrials contributing the most to performance. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,588	$10,587	$10,527
2016	$10,050	$10,051	$9,725
2016	$10,982	$10,985	$10,660
2016	$11,471	$11,473	$11,134
2016	$11,921	$11,926	$11,394
2017	$12,753	$12,760	$12,278
2017	$12,619	$12,627	$12,542
2017	$13,007	$13,017	$12,920
2017	$14,136	$14,149	$13,933
2018	$14,374	$14,386	$14,271
2018	$14,137	$14,150	$14,435
2018	$15,181	$15,197	$15,538
2018	$15,121	$15,138	$14,699
2019	$15,056	$15,072	$14,984
2019	$14,710	$14,726	$14,784
2019	$15,437	$15,453	$15,729
2019	$16,837	$16,856	$16,958
2020	$15,209	$15,227	$15,998
2020	$14,940	$14,965	$16,456
2020	$15,892	$15,920	$19,065
2020	$17,061	$17,095	$20,169
2021	$18,317	$18,357	$21,678
2021	$20,714	$20,762	$23,691
2021	$21,162	$21,216	$25,417
2021	$20,840	$20,897	$25,511
2022	$21,818	$21,881	$24,265
2022	$21,894	$21,964	$22,745
2022	$20,631	$20,698	$21,926
2022	$22,718	$22,801	$22,640
2023	$21,711	$21,793	$22,267
2023	$21,325	$21,407	$23,182
2023	$22,804	$22,891	$25,160
2023	$22,968	$23,037	$25,498
2024	$25,167	$25,247	$28,635
2024	$26,172	$26,260	$29,599
2024	$28,366	$28,465	$31,744
2024	$29,843	$29,953	$34,310
2025	$29,826	$29,940	$33,647
2025	$28,747	$28,860	$33,451
2025	$30,722	$30,845	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.31%	14.09%	11.88%
ETF Shares Market Price	8.38%	14.08%	11.88%
CRSP US Mega Cap Value Index	8.36%	14.14%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 10,076,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$10,076
Number of Portfolio Holdings	127
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$190

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.0%
Consumer Discretionary	7.7%
Consumer Staples	8.6%
Energy	6.4%
Financials	25.8%
Health Care	16.3%
Industrials	16.3%
Real Estate	1.0%
Technology	7.9%
Telecommunications	4.4%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055212
Shareholder Report [Line Items]
Fund Name	Mega Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks—mega-cap stocks, in particular—outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark, nine of the 11 industry sectors posted positive returns, with financials, technology, and industrials contributing the most to performance. Health care was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,295,009	$5,293,670	$5,263,310
2016	$5,025,589	$5,025,406	$4,862,271
2016	$5,492,476	$5,492,619	$5,330,086
2016	$5,736,170	$5,736,378	$5,566,956
2016	$5,961,495	$5,962,856	$5,696,791
2017	$6,378,308	$6,379,897	$6,139,035
2017	$6,311,016	$6,313,262	$6,271,171
2017	$6,505,504	$6,508,591	$6,460,244
2017	$7,070,610	$7,074,552	$6,966,368
2018	$7,188,803	$7,193,040	$7,135,563
2018	$7,070,362	$7,075,152	$7,217,365
2018	$7,592,362	$7,598,728	$7,769,068
2018	$7,562,431	$7,568,896	$7,349,338
2019	$7,528,764	$7,536,116	$7,491,958
2019	$7,355,475	$7,362,833	$7,392,231
2019	$7,719,627	$7,726,390	$7,864,617
2019	$8,418,926	$8,428,221	$8,479,175
2020	$7,605,223	$7,613,450	$7,999,072
2020	$7,474,276	$7,482,267	$8,228,036
2020	$7,951,100	$7,959,790	$9,532,304
2020	$8,537,573	$8,547,588	$10,084,262
2021	$9,166,195	$9,178,498	$10,838,953
2021	$10,366,492	$10,381,226	$11,845,701
2021	$10,592,383	$10,608,196	$12,708,302
2021	$10,431,381	$10,448,283	$12,755,471
2022	$10,921,854	$10,940,392	$12,132,385
2022	$10,960,708	$10,981,902	$11,372,689
2022	$10,328,421	$10,349,244	$10,963,202
2022	$11,375,255	$11,400,729	$11,320,075
2023	$10,870,853	$10,896,605	$11,133,442
2023	$10,677,817	$10,703,540	$11,591,118
2023	$11,417,707	$11,445,435	$12,579,945
2023	$11,499,586	$11,518,568	$12,749,059
2024	$12,601,462	$12,623,474	$14,317,568
2024	$13,105,492	$13,130,020	$14,799,300
2024	$14,203,786	$14,232,703	$15,872,098
2024	$14,944,714	$14,976,705	$17,154,811
2025	$14,936,645	$14,969,966	$16,823,717
2025	$14,396,903	$14,430,217	$16,725,726
2025	$15,384,840	$15,422,390	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	8.32%	14.11%	11.90%
CRSP US Mega Cap Value Index	8.36%	14.14%	11.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 10,076,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$10,076
Number of Portfolio Holdings	127
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$190

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.0%
Consumer Discretionary	7.7%
Consumer Staples	8.6%
Energy	6.4%
Financials	25.8%
Health Care	16.3%
Industrials	16.3%
Real Estate	1.0%
Technology	7.9%
Telecommunications	4.4%
Utilities	3.4%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature